Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000099168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	$ 10,000		$ 10,103.28	$ 12,646.43	$ 10,960.9	$ 13,365.77	$ 14,444.21	$ 16,080.63	$ 13,817.97	$ 16,352.04	$ 16,962.56	$ 22,344
C000244427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class G Shares
Accumulated Value	10,000		10,099.37	12,648.66	10,957.53	13,346	14,417.15	16,042.85	13,767.88	16,290.07	16,901.12	22,269.48
C000201956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor P Shares (with sales charge)
Accumulated Value	9,475		9,545	11,925	10,306	12,523	13,485	14,975	12,825	15,123	15,646	20,543
C000008447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares
Accumulated Value	10,000		10,078	12,582	10,874	13,215	14,230	15,796	13,528	15,966	16,506	21,687
C000008448 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,099.37	12,648.66	10,957.53	13,346	14,417.15	16,042.85	13,767.88	16,290.68	16,890.43	22,235.16
C000008452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		12,132.97	13,898.48	12,377.37	15,533.68	18,635.83	21,380.72	17,021.54	19,897.9	22,170.57	25,003.17
C000008451 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares
Accumulated Value	10,000		12,103.7	13,839.87	12,291.16	15,388.67	18,414.68	21,063.44	16,730.81	19,508.29	21,683.31	24,394.05
C000201957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor P Shares (with sales charge)
Accumulated Value	9,472		11,467.65	13,103.82	11,637.67	14,576.23	17,440.45	19,954.82	15,849.9	18,483.52	20,542.06	23,103.23
C000099169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		12,139.61	13,922.51	12,400.17	15,577.06	18,692.94	21,456.61	17,095.51	19,992.78	22,286.05	25,144.32
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Accumulated Value	10,000		10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	$ 10,000		$ 12,131	$ 13,908	$ 12,376	$ 15,535	$ 18,636	$ 21,397	$ 17,024	$ 19,906	$ 22,203	$ 25,047